Income Statements - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Royalty income	$ 24,687	$ 35,813	$ 37,441	$ 52,073	$ 81,889	$ 100,550
Costs of sales	8,546	14,031	12,494	19,725	27,318	38,655
Gross margin	16,141	21,782	24,947	32,348	54,571	61,895
Operating expenses
Advertising and promotion	319	5,550	319	5,550	8,614	2,420
General and administrative expenses	31,979	17,136	38,005	49,208	95,539	64,472
Sales incentives				832	832	9,575
Travel and entertainment	2,364	2,788	4,257	4,877	3,828	23,600
Depreciation expense	7,169	5,434	14,375	9,445	24,670	16,041
Total costs and expenses	41,831	30,909	56,956	69,912	133,483	116,108
Net income (loss)	$ (25,690)	$ (9,127)	$ (32,009)	$ (37,564)	$ (78,912)	$ (54,213)